Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Disclosure of operating segments [line items]
Penalties expenses	₩ 55.4	₩ 6.1